SIGNIFICANT ACCOUNTING POLICIES (Details)	6 Months Ended
Jun. 30, 2021
U.K. Regulated Distribution Operation [Member]
Disclosure of Corporate Information [Line Items]
Remaining amortisation period of intangible assets material to entity1	15 years
Network infrastructure [member] | Top of range [member]
Disclosure of Corporate Information [Line Items]
Useful life measured as period of time, property, plant and equipment	60 years
Machinery and Eqipment | Top of range [member]
Disclosure of Corporate Information [Line Items]
Useful life measured as period of time, property, plant and equipment	5 years
Buildings [member] | Top of range [member]
Disclosure of Corporate Information [Line Items]
Useful life measured as period of time, property, plant and equipment	50 years